Loans Allowance for Loan Losses and Credit Quality (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Loans Allowance for Loan Losses and Credit Quality
Commercial & Industrial	$ 112,951,873	$ 111,125,622
Purchased loans	7,530,458	9,807,848
Commercial Real Estate	356,892,986	300,958,931
Municipal	34,633,055	47,955,231
Residential Real Estate - 1st Lien	198,743,375	181,316,345
Residential Real Estate - Jr Lien	33,756,872	34,359,864
Consumer	4,039,989	4,464,692
Total Loans	$ 748,548,608	$ 689,988,533
Composition of Commercial & Industrial loan	15.09%	16.10%
Composition of Purchased loans	1.00%	1.42%
Composition of commercial Real Estate	47.68%	43.62%
Composition of municipal	4.63%	6.95%
Composition of residential Real Estate - 1st Lien	26.55%	26.28%
Composition of residential Real Estate - Jr Lien	4.51%	4.98%
Composition of consumer	0.54%	0.65%
Total Loan percentage	100.00%	100.00%
Deduct (add):
Allowance for loan losses	$ (8,709,225)	$ (7,710,256)
Deferred net loan costs (fees)	493,275	(37,972)
Net Loans	$ 740,332,658	$ 682,240,305